Nuveen Enhanced Yield US Aggregate Bond ETF [Member] Investment Objectives and Goals - Nuveen Enhanced Yield U.S. Aggregate Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Nuveen Enhanced Yield U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield U.S. Broad Bond Index (the “Index”).